Structured entities	12 Months Ended
Dec. 31, 2020
Structured entities [abstract]
Structured entities

48 Structured entities

ING Group’s activities involve transactions with various structured entities (SE) in the normal course of its business. A structured entity is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity, such as when any voting rights relate to administrative tasks only and the relevant activities are directed by means of contractual arrangements. ING Group’s involvement in these entities varies and includes both debt financing and equity financing of these entities as well as other relationships. Based on its accounting policies, as disclosed in the section Principles of valuation and determination of results of these financial statements, ING establishes whether these involvements result in no significant influence, significant influence, joint control or control over the structured entity.

The structured entities over which ING can exercise control are consolidated. ING may provide support to these consolidated structured entities as and when appropriate. However, this is fully reflected in the consolidated financial statements of ING Group as all assets and liabilities of these entities are included and off-balance sheet commitments are disclosed.

ING’s activities involving structured entities are explained below in the following categories:

1.Consolidated ING originated securitisation programmes;

2.Consolidated ING originated Covered bond programme (CBC);

3.Consolidated ING sponsored Securitisation programme (Mont Blanc);

4.Unconsolidated Securitisation programme; and

5.Other structured entities.

1. Consolidated ING originated securitisation programmes

ING Group enters into liquidity management securitisation programmes in order to obtain funding and improve liquidity. Within the programme ING Group sells ING originated assets to a structured entity. The underlying exposures include residential mortgages in the Netherlands, Belgium, Spain, Italy and Australia and SME Loans in Belgium.

The structured entity issues securitised notes (traditional securitisations) which are eligible collateral for central bank liquidity purposes. In most programmes ING Group acts as investor of the securitised notes. ING Group continues to consolidate these structured entities if it is deemed to control the entities.

The structured entity issues securitisation notes in two or more tranches, of which the senior tranche obtains a high rating (AAA or AA) by a rating agency. The tranche can subsequently be used by ING Group as collateral in the money market for secured borrowings.

ING Group originated various securitisations, as at 31 December 2020, these consisted of approximately EUR 66 billion (2019: EUR 57 billion) of senior and subordinated notes, of which approximately EUR 2 billion (2019: EUR 4 billion) were issued externally. The underlying exposures are residential mortgages and SME loans. Apart from the third party funding, these securitisations did not impact ING Group’s Consolidated statement of financial position and profit or loss.

In 2020, there are no non-controlling interests as part of the securitisation structured entities that are significant to ING Group. ING Group for the majority of the securitisation vehicles provides the funding for the entity except for EUR 2 billion (2019: EUR 4 billion).

In addition ING Group originated various securitisations for liquidity management optimisation purposes. As at 31 December 2020, these consisted of approximately EUR 2 billion (2019: EUR 3 billion) of senior secured portfolio loans, which have been issued to ING subsidiaries in Germany. The underlying exposures are senior loans to large corporations and financial institutions, and real estate finance loans, mainly in the Netherlands. These securitisations did not impact ING Group’s consolidated statement of financial position and profit or loss.

2. Consolidated ING originated Covered bond programme (CBC)

ING Group has entered into a covered bond programme. Under the covered bond programme ING issues bonds. The payment of interest and principal is guaranteed by the ING administered structured entities, ING Covered Bond Company B.V., and ING SB Covered Bond Company B.V. In order for these entities to fulfil their guarantee, ING legally transfers mainly Dutch mortgage loans originated by ING. Furthermore ING offers protection against deterioration of the mortgage loans. The entities are consolidated by ING Group.

Covered bond programme
	Fair value pledged mortgage loans
	2020	2019
Dutch Covered Bond Companies	20,157	24,297
	20,157	24,297

In addition, subsidiaries of ING in Germany, Belgium and Australia also issued covered bonds with pledged mortgages loans of approximately EUR 21 billion (2019: EUR 16 billion) in total.

In general, the third-party investors in securities issued by the structured entity have recourse only to the assets of the entity and not to the assets of ING Group.

3. Consolidated ING sponsored Securitisation programme (Mont Blanc)

In the normal course of business, ING Group structures financing transactions for its clients by assisting them in obtaining sources of liquidity by selling the clients’ receivables or other financial assets to a Special Purpose Vehicle (SPV). The senior positions in these transactions may be funded by the ING administered multi seller Asset Backed Commercial Paper (ABCP) conduit Mont Blanc Capital Corp. (rated A-1/P-1). Mont Blanc Capital Corp. funds itself externally in the ABCP markets.

In its role as administrative agent, ING Group facilitates these transactions by acting as administrative agent, swap counterparty and liquidity provider to Mont Blanc Capital Corp. ING Group also provides support facilities (i.e. liquidity) backing the transactions funded by the conduit. The types of asset currently in the Mont Blanc conduit include trade receivables, consumer finance receivables, car leases and residential mortgages.

ING Group supports the commercial paper programmes by providing Mont Blanc Capital Corp. with short-term liquidity facilities. Once drawn these facilities bear normal credit risk.

The liquidity facilities, provided to Mont Blanc are EUR 2,793 million (2019: EUR 1,631 million). The drawn liquidity amount is nil as at 31 December 2020 (2019: nil).

The standby liquidity facilities are reported under irrevocable facilities. All facilities, which vary in risk profile, are granted to the Mont Blanc Capital Corp. subject to normal ING Group credit and liquidity risk analysis procedures. The fees received for services provided and for facilities are charged subject to market conditions.

4. Unconsolidated Securitisation programme

In 2013 ING transferred financial assets (mortgage loans) for an amount of approximately EUR 2 billion to a special purpose vehicle (SPV). The transaction resulted in full derecognition of the financial assets from ING’s statement of financial position. Following this transfer ING continues to have two types of on-going involvement in the transferred assets: as counterparty to the SPE of a non-standard interest rate swap and as servicer of the transferred assets. ING has an option to unwind the transaction by redeeming all notes at their principal outstanding amount, in the unlikely event of changes in accounting and/or regulatory requirements that significantly impact the transaction. The fair value of the swap held by ING at 31 December 2020 amounted to EUR -34 million (2019: EUR -45 million); fair value changes on this swap recognised in the statement of profit or loss in 2020 were EUR 11 million (2019: EUR 12 million). Service fee income recognised, for the role as administrative agent, in the statement of profit or loss in 2020 amounted to EUR 1 million (2019: EUR 2 million). The cumulative income recognised in profit or loss since derecognition amounts to EUR 16 million (2019: EUR 15 million).

5. Other structured entities

In the normal course of business, ING Group enters into transactions with structured entities as counterparty. Predominantly in its structured finance operations, ING can be instrumental in facilitating the creation of these structured entity counterparties. These entities are generally not included in the consolidated financial statements of ING Group, as ING facilitates these transactions as administrative agent by providing structuring, accounting, funding, lending, and operation services.

ING Group offers various investment fund products to its clients. ING Group does not invest in these investment funds for its own account nor acts as the fund manager.